RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	May 15, 2018	May 11, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Director remuneration expense			$ 184	$ 235	$ 235
Units issued - financing (Shares)	117,453,862	15,090,999	132,544,861
West Kirkland Mining Inc [Member]
Statement [Line Items]
Revenue from rendering of services, related party transactions			$ 56	55
Amounts receivable, related party transactions			$ 41	$ 28
Hosken Consolidated Investments Limited [Member]
Statement [Line Items]
Units issued - financing (Shares)	15,090,999
Description of nature of related party relationship			As of July 5, 2018, including shares purchased on the open market, HCI owned approximately 15.07% of the Company’s outstanding common shares.
Hosken Consolidated Investments Limited - additional transaction [Member]
Statement [Line Items]
Units issued - financing (Shares)	24,909,000